Earnings Per Equity Share - Additional Information (Detail) (INR)	1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended
	Jul. 16, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Options Held	Mar. 31, 2012 Options Held	Jul. 16, 2011 Stock Split	Jul. 16, 2011 After Stock Split	Mar. 31, 2011 After Stock Split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Description of the stock split						By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.	By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011.
Common stock, par value	10.0	2.0	2.0				2.0	2.0
American depository shares ratio, shares representative of 1 ADS	3	3
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance					8,968,251